Share-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Based Compensation [Line Items]
Exercise vested options	90 days
Weighted average grant date fair value of the share options	$ 1.28	$ 0.11
Share options exercisable
Option Plan [Member]
Share Based Compensation [Line Items]
Authorized shares of options vested	815,130,483
Option Plan One [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Percentage of options vested	75.00%
Option Plan One [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Percentage of options vested	25.00%
Option Plan Two [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Percentage of options vested	75.00%
Option Plan Two [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Percentage of options vested	25.00%
Option Plan Three [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Percentage of options vested	25.00%
Option Plan Three [Member] | Minimum [Member]
Share Based Compensation [Line Items]
Percentage of options vested	75.00%